Other Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Other Financial Liabilities [abstract]
Summary of Other Financial Liabilities
The account breaks down as follows as of the indicated dates:

	12.31.23	12.31.22
Creditors for Purchase to be Settled	16,673,813	76,002,542
Collections and Other Transactions on Behalf of Third Parties	130,990,555	78,993,734
Obligations for Purchase Financing	746,506,069	753,371,317
Creditors for Purchase of Foreign Currency to be Settled	36,472,776	62,429,578
Accrued Fees Payable	10,114,719	16,281,068
Sundry Items Subject to Minimum Cash	17,102,592	7,122,073
Sundry Items not Subject to Minimum Cash	277,484,655	34,222,473
Financial Liabilities for guarantees and sureties granted (financial guarantee contracts)	6,810,736	2,188,414
Cash or equivalents for purchases or cash sales to be settled	387,238	73,757
Lease Liabilities	29,460,816	23,902,091
Other Financial Liabilities	1,325,327	31,665,181
Total	1,273,329,296	1,086,252,228